Note 11 - Revenue Recognition (Tables)	12 Months Ended
Oct. 31, 2022
Notes Tables
Revenue from External Customers by Geographic Areas [Table Text Block]
	Years ended October 31,
	2022	2021	2020
United States	$58,415,280	$48,537,091	$44,661,958
Outside the United States	10,663,983	10,599,203	10,615,442
Total net sales	$69,079,263	$59,136,294	$55,277,400